Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Beginning balance	$ 3,381	$ 2,687
Disbursements	1,976	4,090
Repayments	(1,788)	(3,396)
Ending balance	$ 3,569	$ 3,381